Warrants - Schedule of Changes in Warrants (Details)		12 Months Ended
		Oct. 31, 2025 $ / shares shares		Oct. 31, 2024 $ / shares shares
Warrants [Abstract]
Number of warrants, Balance beginning		4,429,547		11,231,465
Historic weighted average exercise price per warrant shares, Balance beginning		$ 62.8		$ 316
Number of warrants, Number of shares to be issued from the exercise of these warrants (in Shares) | shares		91,741		2,549,311
Number of warrants, Issuance of January 2024 warrants (in Shares) | shares	[1]			1,500,000
Historic weighted average exercise price per warrant shares, Issuance of January 2024 warrants	[1]			$ 64
Number of warrants, Exercise of warrants		(547,921)		(8,293,585)
Historic weighted average exercise price per warrant shares, Exercise of warrants		$ 5.8		$ 104.8
Number of warrants, Expiration of warrants		(75)		(8,333)
Historic weighted average exercise price per warrant shares, Expiration of warrants		$ 51,502		$ 3,937.2
Number of warrants, Balance ending		3,881,551	[2]	4,429,547
Historic weighted average exercise price per warrant shares, Balance ending		$ 62	[2]	$ 62.8

[1]	These warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also include a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. See table below for number of shares to be issued from the exercise of warrants.
[2]	See note 20(c) regarding the exercise of warrants and note 20(e) for details of further price changes post year end.